Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 28, 2014
Property, Plant and Equipment [Abstract]
Property, plant and equipment at cost and accumulated depreciation
At the end of 2014 and 2013, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2014	2013
Land and land improvements	$833	885
Buildings and building equipment	10,046	10,423
Machinery and equipment	22,206	22,527
Construction in progress	3,600	3,298
Total property, plant and equipment, gross	$36,685	37,133
Less accumulated depreciation	20,559	20,423
Total property, plant and equipment, net	$16,126	16,710